Capital stock	9 Months Ended
May 31, 2026
Capital stock
Capital stock

18. Capital stock

Authorized

Voting Common Shares – Series Founder, Series Investor 1, Series Investor 2, voting and participating

Non-Voting Common Shares, non-voting

Preferred shares, without par value, non-cumulative annual dividend, redeemable at their issue price, non- participating, non-voting

Pre-Funded Warrants, exercisable at the option of the holder into Voting Common Shares of the Company at an exercise price of CAD$540.00 on a one-for-one basis with no expiry date

Issued

	As at	As at
	May 31,	August 31,
	2026	2025
	$	$
350,295 Voting Common Shares [August 31, 2025 – 12,279]	76,123,689	67,116,420
1 Pre-Funded Warrant [August 31, 2025 – 1]	28,252	28,252
	76,151,941	67,144,672

During the nine-month period ended May 31, 2026, the Company issued a total of 2,356 Voting Common Shares to third parties in exchange for marketing, management consulting services, and board fees provided to the Company valued at $193,168. For such transactions, the value of the services was paid for with shares, the number of shares being determined by dividing the value of the services provided by the price of the shares on the stock exchange at time of their issuance.

On December 19, 2025, the Company issued 48,126 Voting Common Shares and 31,875 Pre-Funded Warrants as part of a private placement offering for a total cash consideration of $8,753,801, net of transaction costs of $842,707. In addition, the Company issued warrants to purchase 40,015 Voting Common Shares of the Company for a period of five years from the issuance date at an exercise price at $150.00 which resulted in $2,867,806 of the cash consideration from this offering to be recognized as derivative liabilities [note 16].

During the nine-month period ended May 31, 2026, 31,875 Pre-Funded Warrants were converted into 31,875 Voting Common Shares at a value of $3,812,250.

On January 14, 2026, the Company implemented a reverse stock split, consolidating every 40 Voting Common shares into 1 Voting Common Share. As a result of the round up feature for fractional shares, the Company issued an additional 7,121 Voting Common Shares.

During the nine-month period ended May 31, 2026, the Company issued 248,538 Voting Common Shares as part of an “at the market” placement offering for a total cash consideration of $2,928,106, net of transaction costs of $229,551.